Average Annual Total Returns (Vanguard Institutional Total Stock Market Index Fund Institutional)	Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Institutional Total Stock Market Index Fu
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
1/1/2014 - 12/31/2014
					CRSP US Total Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Institutional Total Stock Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Institutional Total Stock Market Index Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.60%	12.64%	12.07%	7.48%	12.58%	12.58%	12.66%	12.66%	12.58%	12.58%
Five Years	15.75%	15.77%	15.31%	12.69%	none	none	15.75%	15.75%	15.73%	15.73%
Ten Years	8.16%	8.18%	7.79%	6.62%	none	none	8.15%	8.15%	8.12%	8.12%